Cash, cash equivalents and financial assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 91,051	€ 102,252	€ 136,604
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 16,529	€ 20,798	€ 34,735